Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary Shares		Additional paid-in capital		Statutory reserve	Accumulated deficits	Accumulated other comprehensive loss	Non-controlling interest	Total
Balance at Jun. 30, 2023		$ 54	[1]	$ 147,005,748	[1]	$ 664,100	$ (3,632,766)	$ (7,109,254)	$ 880,724	$ 137,808,606
Balance (in Shares) at Jun. 30, 2023	[1]	54,498
Net loss			[1]		[1]		(5,169,892)		(23,601)	(5,193,493)
Foreign currency translation adjustment			[1]		[1]			693,938	(5,949)	687,989
Shares issued to investors		$ 2,146,341	[1]	9,855,079	[1]					12,001,420
Shares issued to investors (in Shares)	[1]	214,634
Shares issued under equity incentive plan		$ 52,000	[1]	275,340	[1]					327,340
Shares issued under equity incentive plan (in Shares)	[1]	5,200
Shares issued for conversion of convertible notes		$ 334,900	[1]	3,145,779	[1]					3,480,679
Shares issued for conversion of convertible notes (in Shares)	[1]	33,490
Balance at Dec. 31, 2023		$ 307	[1]	162,814,934	[1]	664,100	(8,802,658)	(6,415,316)	851,174	149,112,541
Balance (in Shares) at Dec. 31, 2023	[1]	307,822
Balance at Jun. 30, 2024		$ 2,044	[1]	191,883,857	[1]	664,100	(23,019,895)	(7,168,199)	795,869	$ 163,157,776
Balance (in Shares) at Jun. 30, 2024		2,044,363	[1]							2,044,363	[2]
Net loss			[1]		[1]		(7,945,649)			$ (7,945,649)
Foreign currency translation adjustment								(856,181)		(856,181)
Disposal of equity in Zhongrun			[1]		[1]		6,546,925		(815,822)	5,731,103
Shares issued to investors		$ 6,500	[1]	64,993,757	[1]					65,000,257
Shares issued to investors (in Shares)	[1]	6,500,000
Reverse stock split		$ 146	[1]	(146)	[1]
Reverse stock split (in Shares)	[1]	145,808
Balance at Dec. 31, 2024		$ 8,690	[1]	$ 256,877,468	[1]	$ 664,100	$ (24,418,619)	$ (8,024,380)	$ (19,953)	$ 225,087,306
Balance (in Shares) at Dec. 31, 2024		8,690,171	[1]							8,690,171

[1]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024, and capital reduction on March 6, 2025.
[2]	Retrospectively restated for effect of reverse stock split on September 24, 2024 and capital reduction on March 6, 2025.